SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Schedule of Operating Segments

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2022
Underlying net interest income	9,774	3,447	(101)	52	13,172
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,731	1,565	1,576	377	5,249
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	11,505	5,012	1,475	429	18,421
Operating lease depreciation[1]	(368)	(5)	–	–	(373)
Underlying income, net of operating lease depreciation	11,137	5,007	1,475	429	18,048
Underlying operating costs	(5,175)	(2,496)	(1,042)	(122)	(8,835)
Remediation	(92)	(133)	(30)	–	(255)
Total underlying costs	(5,267)	(2,629)	(1,072)	(122)	(9,090)
Underlying impairment (charge) credit	(1,373)	(517)	(12)	392	(1,510)
Underlying profit before tax	4,497	1,861	391	699	7,448

External income	12,055	4,330	1,526	510	18,421
Inter-segment (expense) income	(550)	682	(51)	(81)	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	11,505	5,012	1,475	429	18,421

Segment external assets	372,485	147,477	175,212	182,655	877,829
Segment customer deposits	310,765	163,828	–	738	475,331
Segment external liabilities	314,091	202,070	169,182	144,965	830,308
1    Net of profits on disposal of operating lease assets of £197 million.

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2022
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	421	225	–	–	646
Credit and debit card fees	735	460	–	–	1,195
Commercial banking and treasury fees	–	310		1	311
Unit trust and insurance broking	–	–	85	–	85
Factoring	–	79	–	–	79
Other fees and commissions	64	169	271	15	519
Total fee and commission income	1,220	1,243	356	16	2,835
Fee and commission expense	(665)	(315)	(334)	(18)	(1,332)
Net fee and commission income	555	928	22	(2)	1,503
Operating lease rental income	1,065	12	–	–	1,077
Rental income from investment properties	–	–	144	1	145
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	92	92
Trading income	69	(793)	–	1,320	596
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	227	28	2,771	(1,190)	1,836
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,361	(753)	2,915	223	3,746
Inter-segment other income	(185)	1,390	(1,361)	156	–
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,731	1,565	1,576	377	5,249

Other segment items reflected in income statement above:
Depreciation and amortisation	1,216	207	142	831	2,396
Movement in value of in-force business	–	–	(80)	–	(80)
Defined benefit scheme charges	72	28	7	18	125
Non-income statement segment items:
Additions to fixed assets	2,146	101	151	1,457	3,855
Investments in joint ventures and associates at end of year	4	–	–	381	385

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2021[1]
Underlying net interest income	8,577	2,602	(103)	87	11,163
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,597	1,442	1,406	615	5,060
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	10,174	4,044	1,303	702	16,223
Operating lease depreciation[2]	(442)	(18)	–	–	(460)
Underlying income, net of operating lease depreciation	9,732	4,026	1,303	702	15,763
Underlying operating costs	(4,987)	(2,288)	(899)	(138)	(8,312)
Remediation	(360)	(830)	(123)	13	(1,300)
Total underlying costs	(5,347)	(3,118)	(1,022)	(125)	(9,612)
Underlying impairment credit	447	936	–	2	1,385
Underlying profit before tax	4,832	1,844	281	579	7,536

External income	11,260	3,883	1,323	(243)	16,223
Inter-segment (expense) income	(1,086)	161	(20)	945	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	10,174	4,044	1,303	702	16,223

Segment external assets	364,179	144,390	195,039	182,917	886,525
Segment customer deposits	308,412	167,530	–	402	476,344
Segment external liabilities	312,594	204,641	188,372	127,766	833,373
1    Restated, see page F-34.
2    Net of profits on disposal of operating lease assets of £249 million.

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2021[1]
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	425	213	–	–	638
Credit and debit card fees	533	350	–	–	883
Commercial banking and treasury fees	–	376	–	37	413
Unit trust and insurance broking	–	–	113	–	113
Factoring	–	76	–	–	76
Other fees and commissions	65	183	213	24	485
Total fee and commission income	1,023	1,198	326	61	2,608
Fee and commission expense	(571)	(271)	(313)	(30)	(1,185)
Net fee and commission income	452	927	13	31	1,423
Operating lease rental income	1,046	13	–	–	1,059
Rental income from investment properties	–	–	186	–	186
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	(5)	–	3	(2)
Trading income	52	926	–	345	1,323
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	136	119	1,766	(950)	1,071
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,234	1,053	1,952	(602)	3,637
Inter-segment other income	(89)	(538)	(559)	1,186	–
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,597	1,442	1,406	615	5,060

Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	283	170	847	2,825
Movement in value of in-force business	–	–	(70)	–	(70)
Defined benefit scheme charges	91	30	9	106	236
Non-income statement segment items:
Additions to fixed assets	1,921	179	117	1,011	3,228
Investments in joint ventures and associates at end of year	6	–	–	346	352
1    Restated, see page F-34.

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2020[1]
Underlying net interest income	8,380	2,528	(118)	(17)	10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,606	1,428	1,241	240	4,515
Total underlying income, net of insurance claims and changes in insurance and investment contract liabilities	9,986	3,956	1,123	223	15,288
Operating lease depreciation[2]	(856)	(28)	–	–	(884)
Underlying income, net of operating lease depreciation	9,130	3,928	1,123	223	14,404
Underlying operating costs	(4,967)	(2,281)	(832)	(122)	(8,202)
Remediation	(125)	(210)	(50)	6	(379)
Total underlying costs	(5,092)	(2,491)	(882)	(116)	(8,581)
Underlying impairment charge	(2,128)	(1,561)	(2)	(390)	(4,081)
Underlying profit (loss) before tax	1,910	(124)	239	(283)	1,742

External income	11,499	3,600	1,238	(1,049)	15,288
Inter-segment (expense) income	(1,513)	356	(115)	1,272	–
Segment underlying income, net of insurance claims and changes in insurance and investment contract liabilities	9,986	3,956	1,123	223	15,288

Segment external assets	350,779	151,093	182,284	187,113	871,269
Segment customer deposits	279,610	170,262	–	779	450,651
Segment external liabilities	284,634	214,022	176,646	146,554	821,856
1    Restated, see page F-34.
2    Net of profits on disposal of operating lease assets of £127 million.

	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Year ended 31 December 2020[1]
Analysis of segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities:
Fee and commission income:
Current accounts	429	186	–	–	615
Credit and debit card fees	447	301	–	–	748
Commercial banking and treasury fees	–	274	–	–	274
Unit trust and insurance broking	–	–	146	–	146
Factoring	–	76	–	–	76
Other fees and commissions	71	183	194	1	449
Total fee and commission income	947	1,020	340	1	2,308
Fee and commission expense	(585)	(234)	(303)	(26)	(1,148)
Net fee and commission income	362	786	37	(25)	1,160
Operating lease rental income	1,103	17	–	–	1,120
Rental income from investment properties	–	–	191	–	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	–	149	149
Lease termination income	–	5	–	–	5
Trading income	64	792	–	204	1,060
Insurance and other, net of insurance claims and changes in insurance and investment contract liabilities	198	349	1,338	(1,055)	830
Other external income, net of insurance claims and changes in insurance and investment contract liabilities	1,365	1,163	1,529	(702)	3,355
Inter-segment other income	(121)	(521)	(325)	967	–
Segment underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	1,606	1,428	1,241	240	4,515

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	263	159	550	2,732
Movement in value of in-force business	–	–	76	–	76
Defined benefit scheme charges	100	32	9	106	247
Non-income statement segment items:
Additions to fixed assets	1,684	112	125	980	2,901
Investments in joint ventures and associates at end of year	4	–	–	292	296
1    Restated, see page F-34.

Schedule of Reconciliation of Underlying Basis to Statutory Results
The underlying basis is the basis on which financial information is presented to the chief operating decision-maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

Lloyds Banking Group statutory £m		Removal of:
		Volatility, restructuring and other items[1] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2022
Net interest income	13,957	226	(1,011)	–	13,172
Other income, net of insurance claims and changes in insurance and investment contract liabilities	4,252	120	877	–	5,249
Operating lease depreciation[3]		(373)	–	–	(373)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	18,209	(27)	(134)	–	18,048
Operating expenses	(9,759)	535	134	–	(9,090)
Impairment charge	(1,522)	12	–	–	(1,510)
Profit before tax	6,928	520	–	–	7,448

Lloyds Banking Group statutory £m		Removal of:
		Volatility, restructuring and other items[4] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2021
Net interest income	9,366	255	1,542	–	11,163
Other income, net of insurance claims and changes in insurance and investment contract liabilities	6,958	(139)	(1,759)	–	5,060
Operating lease depreciation[3]		(460)	–	–	(460)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	16,324	(344)	(217)	–	15,763
Operating expenses	(10,800)	971	217	–	(9,612)
Impairment credit	1,378	7	–	–	1,385
Profit before tax	6,902	634	–	–	7,536

Lloyds Banking Group statutory £m		Removal of:
		Volatility, restructuring and other items[5] £m	Insurance gross up2 £m	PPI remediation £m	Underlying basis £m
Year ended 31 December 2020
Net interest income	10,749	174	(150)	–	10,773
Other income, net of insurance claims and changes in insurance and investment contract liabilities	4,377	165	(27)	–	4,515
Operating lease depreciation[3]		(884)	–	–	(884)
Total income, net of insurance claims and changes in insurance and investment contract liabilities / Underlying income, net of operating lease depreciation	15,126	(545)	(177)	–	14,404
Operating expenses	(9,745)	905	174	85	(8,581)
Impairment (charge) credit	(4,155)	71	3	–	(4,081)
Profit before tax	1,226	431	–	85	1,742
1    In the year ended 31 December 2022 this comprises the effects of market volatility and asset sales (losses of £252 million); the amortisation of purchased intangibles (£70 million); restructuring (£80 million of merger, acquisition and integration costs); and the fair value unwind (losses of £118 million).
2    The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3    Net of profits on disposal of operating lease assets of £197 million (2021: £249 million; 2020: £127 million).
4    Comprises the effects of market volatility and asset sales (gain of £87 million); the amortisation of purchased intangibles (£70 million); restructuring (£452 million, including a software write-off as a result of investment in new technology and systems infrastructure together with merger, acquisition and integration costs); and the fair value unwind (losses of £199 million).
5    Comprises the effects of market volatility and asset sales (losses of £59 million); the amortisation of purchased intangibles (£69 million); restructuring (£70 million of merger, acquisition and integration costs); and the fair value unwind (losses of £233 million).